As filed with the Securities and Exchange Commission on January 7, 2016
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                                            1933 Act Registration No. 333-176976
                                             1940 Act Registration No. 811-22245




                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 31                                              [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 33                                                             [X]


                      FIRST TRUST EXCHANGE-TRADED FUND III
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675


                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund III
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on February 5, 2016 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 31

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

      The Facing Sheet

      The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 27, as it relates to First Trust Municipal High Income ETF, a series of the Registrant, until February 5, 2016. Parts A and B of the Registrant's Post-Effective Amendment No. 27 under the Securities Act of 1933 as it relates to First Trust Municipal High Income ETF, a series of the Registrant, filed on August 31, 2015, are incorporated by reference herein.

      Part C - Other Information

      Signatures

      Index to Exhibits

      Exhibits

                      First Trust Exchange-Traded Fund III
                           PART C - OTHER INFORMATION


ITEM 28. EXHIBITS

EXHIBIT NO. DESCRIPTION

      (a) (1) Declaration of Trust of the Registrant and Establishment and Designation of Series Attached Thereto as Schedule A (1)

          (2) Amendment to the Declaration of Trust, dated December 11, 2009 (1)

          (3) Amended and Restated Establishment and Designation of Series (3)

          (4) Amended and Restated Establishment and Designation of Series (5)

      (b) By-Laws of the Registrant (2)

      (c) Not Applicable

      (d) (1) Investment Management Agreement between Registrant and First Trust Advisors L.P., dated February 1, 2013 (4)

          (2) Investment Management Agreement between Registrant and First Trust Advisors L.P., dated April 3, 2014 (6)

          (3) Investment Management Agreement between Registrant and First Trust Advisors L.P., dated August 26, 2014 (8)

          (4) Investment Sub-Advisory Agreement by and between First Trust Advisors L.P. and Stonebridge Advisors LLC, dated February 12, 2013.
          (9)

          (5) Investment Sub-Advisory Agreement by and between First Trust Advisors L.P. and First Trust Global Portfolios Ltd., dated November 4, 2014 (9)

      (e) (1) Distribution Agreement by and between the Registrant and First Trust Portfolios L.P. dated February 1, 2013 (4)

          (2) Exhibit A to Distribution Agreement by and between the Registrant and First Trust Portfolios L.P. as of October 10, 2014 (8)

      (f) Not Applicable

      (g) (1) Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated January 25, 2013 (4)

          (2) Schedule A to the Custodian Agreement between the Registrant and Brown Brothers Harriman & Co., dated July 23, 2014 (7)

      (h) (1) Form of Subscription Agreement (2)

          (2) Administrative Agency Agreement between the Registrant and Brown Brothers Harriman & Co., dated January 23, 2013 (4)

          (3) Appendix A to Administrative Agency Agreement between the Registrant and Brown Brothers Harriman & Co., dated July 23, 2014 (7)

      (i) Not applicable.

      (j) Not Applicable

      (k) Not Applicable

      (l) Not Applicable

      (m) (1) 12b-1 Service Plan (4)

          (2) Exhibit A to 12b-1 Service Plan (8)

          (3) 12b-1 Plan Extension Letter, dated March 16, 2014 (8)

      (n) Not Applicable

      (o) Not Applicable

      (p) (1) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on July 1, 2013 (6)

          (2) First Trust Funds Code of Ethics, amended on October 30, 2013 (6)

      (q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Keith authorizing W. Scott Jardine, James M. Dykas, Kristi A. Maher and Eric
          F. Fess to execute the Registration Statement (10)

------------------
(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on September 23, 2011.

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on January 30, 2013.

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on December 20, 2013.

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on February 28, 2014.

(5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on April 1, 2014.

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on April 3, 2014.

(7) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on August 27, 2014.

(8) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on October 10, 2014.

(9) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-176976) filed on February 20, 2015.

(10)  Filed herewith.


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      Not Applicable


ITEM 30. INDEMNIFICATION

      Section 9.5 of the Registrant's Declaration of Trust provides as follows:

      Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

      No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

      To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      First Trust Advisors L.P. ("First Trust"), investment adviser to the Registrant, serves as adviser or subadviser to various other open-end and closed-end management investment companies and is the portfolio supervisor of certain unit investment trusts. The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). The principal address for all these investment companies, First Trust, FTP and the persons below is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

       A description of any business, profession, vocation or employment of a substantial nature in which the officers of First Trust who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under "Management of the Fund" in the Statement of Additional Information. Such information for the remaining senior officers of First Trust appears below:

NAME AND POSITION WITH FIRST TRUST          EMPLOYMENT DURING PAST TWO YEARS

Andrew S. Roggensack, President             Managing Director and President,
                                            First Trust

R. Scott Hall, Managing Director            Managing Director, First Trust

Ronald D. McAlister, Managing Director      Managing Director, First Trust

David G. McGarel, Chief Investment          Managing Director (since July 2012);
Officer and Managing Director               Senior Vice President, First Trust

Kathleen Brown, Chief Compliance            Chief Compliance Officer and Senior
Officer and Senior Vice President           Vice President, First Trust

Brian Wesbury, Chief Economist and          Chief Economist and Senior Vice
Senior Vice President                       President, First Trust


ITEM 32. PRINCIPAL UNDERWRITER

      (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded AlphaDEX(R) Fund, First Trust Exchange-Traded AlphaDEX(R) Fund II, First Trust Variable Insurance Trust and First Trust Series Fund. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds and the First Trust GNMA.

      (b)

NAME AND PRINCIPAL                        POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                      OFFICES WITH FUND
The Charger Corporation                   General Partner                       None

Grace Partners of DuPage L.P.             Limited Partner                       None

James A. Bowen                            Chief Executive Officer and           Trustee and Chairman of the Board
                                          Managing Director

James M. Dykas                            Chief Operating Officer,              President and Chief Executive
                                          Controller and Managing Director      Officer

Frank L. Fichera                          Managing Director                     None

Russell J. Graham                         Managing Director                     None

R. Scott Hall                             Managing Director                     None

W. Scott Jardine                          General Counsel, Secretary and        Secretary
                                          Managing Director

NAME AND PRINCIPAL                        POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                      OFFICES WITH FUND
Daniel J. Lindquist                       Managing Director                     Vice President

Ronald D. McAlister                       Managing Director                     None

David G. McGarel                          Managing Director                     None

Richard A. Olson                          Managing Director                     None

Marisa Prestigiacomo                      Managing Director                     None

Andrew S. Roggensack                      President and Managing Director       None

Kristi A. Maher                           Deputy General Counsel                Chief Compliance Officer and
                                                                                Assistant Secretary

* All addresses are
120 East Liberty Drive,
Wheaton, Illinois 60187.

      (c) Not Applicable


ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

      First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.


ITEM 34. MANAGEMENT SERVICES

      Not Applicable


ITEM 35. UNDERTAKINGS

      Not Applicable

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 7th day of January, 2016.


                                          FIRST TRUST EXCHANGE-TRADED FUND III


                                          By: /s/ James M. Dykas
                                          --------------------------------------
                                          James M. Dykas, President and Chief
                                          Executive Officer



      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



SIGNATURE                   TITLE                       DATE

                            President and Chief         January 7, 2016
/s/ James M. Dykas          Executive Officer
-------------------------
    James M. Dykas
                            Treasurer, Chief
                            Financial Officer and       January 7, 2016
/s/ Donald P. Swade         Chief Accounting Officer
-------------------------
    Donald P. Swade

                                             )
James A. Bowen*                      Trustee )
                                             )
                                             )
Richard E. Erickson*                 Trustee )
                                             )
                                             )        BY: /s/ W. Scott Jardine
Thomas R. Kadlec*                    Trustee )           -----------------------
                                             )           W. Scott Jardine
                                             )           Attorney-In-Fact
Robert F. Keith*                     Trustee )           January 7, 2016
                                             )
                                             )
Niel B. Nielson*                     Trustee )


* Original powers of attorney authorizing W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, are filed herewith.

                               INDEX TO EXHIBITS

(q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Keith authorizing W. Scott Jardine, James M. Dykas, Kristi A. Maher and Eric F. Fess to execute the Registration Statement.